Balance Sheet Components Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended					9 Months Ended					9 Months Ended					9 Months Ended								9 Months Ended					9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Sep. 30, 2014 Leasehold Improvements [Member]	Dec. 31, 2013 Leasehold Improvements [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Sep. 30, 2014 Leasehold Improvements [Member] Minimum [Member]	Sep. 30, 2014 Leasehold Improvements [Member] Maximum [Member]	Sep. 30, 2014 Computers Software Furniture And Equipment [Member]	Dec. 31, 2013 Computers Software Furniture And Equipment [Member]	Dec. 31, 2012 Computers Software Furniture And Equipment [Member]	Sep. 30, 2014 Computers Software Furniture And Equipment [Member] Minimum [Member]	Sep. 30, 2014 Computers Software Furniture And Equipment [Member] Maximum [Member]	Sep. 30, 2014 Tooling [Member]	Dec. 31, 2013 Tooling [Member]	Dec. 31, 2012 Tooling [Member]	Sep. 30, 2014 Tooling [Member] Minimum [Member]	Sep. 30, 2014 Tooling [Member] Maximum [Member]	Sep. 30, 2014 Construction in Progress [Member]	Dec. 31, 2013 Construction in Progress [Member]	Dec. 31, 2012 Construction in Progress [Member]	Sep. 30, 2014 Tradeshow Equipment [Member]	Dec. 31, 2013 Tradeshow Equipment [Member]	Dec. 31, 2012 Tradeshow Equipment [Member]	Sep. 30, 2014 Tradeshow Equipment [Member] Minimum [Member]	Sep. 30, 2014 Tradeshow Equipment [Member] Maximum [Member]	Sep. 30, 2014 Automobiles [Member]	Dec. 31, 2013 Automobiles [Member]	Dec. 31, 2012 Automobiles [Member]	Sep. 30, 2014 Automobiles [Member] Minimum [Member]	Sep. 30, 2014 Automobiles [Member] Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life				1 year	7 years				3 years	7 years				2 years	7 years				1 year	4 years							2 years	5 years				3 years	5 years
Property, Plant and Equipment, Gross	$ 65,475	$ 46,518	$ 25,930			$ 22,342	$ 20,111	$ 7,595			$ 20,724	$ 11,988	$ 4,757			$ 14,860	$ 8,799	$ 4,197			$ 3,790	$ 2,151	$ 6,356	$ 2,792	$ 2,613	$ 2,308			$ 967	$ 856	$ 717
Less: Accumulated depreciation and amortization	(25,136)	(14,407)	(3,490)
Property and equipment, net	$ 40,339	$ 32,111	$ 22,440